Trade Payables and Other Liabilities - Reconciliation of Contract Liabilities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Beginning contract liabilities balance	$ 1,584	$ 1,983
Cash receipts in advance of satisfaction of performance obligations	469	381
Released to the consolidated statements of operations	(471)	(749)
Other	(14)	(31)
Ending contract liabilities balance	1,568	1,584
Current	901	840
Non-current	667	744
Total	1,568	1,584
Deferred revenue	$ (14)	$ (18)